Share-Based Compensation (Details) - Schedule of summary of share options activities - Share-Based Payment Arrangement, Option [Member] - Amended 2015 Plan [Member] - USD ($)			12 Months Ended
	Aug. 31, 2018	Sep. 01, 2017	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Share-Based Compensation (Details) - Schedule of summary of share options activities [Line Items]
Number of share options outstanding at beginning of period (in Shares)			391,887,307	393,844,018	301,190,650
Weighted average exercise price Outstanding at beginning of period			$ 0.05	$ 0.05	$ 0.03
Weighted average grant date fair value Outstanding at beginning of period			$ 0.04	$ 0.13	$ 0.16
Aggregate intrinsic value Outstanding at beginning of period (in Dollars)			$ 31,356,000	$ 53,966,000	$ 54,133,000
Weighted average remaining contractual term outstanding beginning of period
Number of share options granted (in Shares)			115,241,400	93,574,240	181,667,138	303,995,200
Weighted average exercise price granted			$ 0.04	$ 0.05	$ 0.1	$ 0.03
Weighted average grant date fair value granted			$ 0.05	$ 0.1	$ 0.05	$ 0.16
Number of share options forfeited (in Shares)			(82,902,302)	(29,876,751)	(33,355,010)	(2,804,550)
Weighted average exercise price forfeited			$ 0.03	$ 0.11	$ 0.17	$ 0.08
Weighted average grant date fair value forfeited			$ 0.14	$ 0.11	$ 0.08	$ 0.09
Number of share options exercised (in Shares)			(81,138,360)	(65,654,200)	(55,658,760)
Weighted average exercise price exercised			$ 0.02	$ 0.01	$ 0.02
Weighted average grant date fair value exercised			$ 0.17	$ 0.13	$ 0.02
Number of share options outstanding at end of period (in Shares)	301,190,650		343,088,045	391,887,307	393,844,018	301,190,650
Weighted average exercise price outstanding at end of period	$ 0.03		$ 0.06	$ 0.05	$ 0.05	$ 0.03
Weighted average grant date fair value outstanding at end of period	$ 0.16		$ 0	$ 0.04	$ 0.13	$ 0.16
Aggregate intrinsic value outstanding at end of period (in Dollars)	$ 54,133,000		$ 1,375,000	$ 31,356,000	$ 53,966,000	$ 54,133,000
Weighted average remaining contractual term outstanding at end of period	8 years 7 months 2 days		5 years 6 months 29 days	7 years 6 months 25 days	7 years 9 months 18 days
Number of share options vested and expected to vest at end of period (in Shares)			343,088,045
Weighted average exercise price vested and expected to vest at end of period			$ 0.06
Weighted average grant date fair value vested and expected to vest at end of period			$ 0
Aggregate intrinsic value vested and expected to vest at end of period (in Dollars)			$ 1,375
Weighted average remaining contractual term vested and expected to vest at end of period			5 years 6 months 29 days